EVENTS AFTER THE REPORTING PERIOD (Details Textual) - USD ($)						12 Months Ended
	May 04, 2020	Apr. 08, 2020	Mar. 11, 2020	Feb. 14, 2020	Jan. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 18, 2018
Statement1 [Line Items]
Proceeds from sales of property plant and equipment						$ 5,000	$ 68,000	$ 18,000
Ordinary and preferred equity interest									100.00%
Consideration of acquisition transferred									$ 320,683,000
Net proceeds received						95,824,000	$ 104,549,000	$ 45,150,000
Temporary reduction of the cash covenant						$ 30,000,000
Nonadjusting Events After Reporting [Member]
Statement1 [Line Items]
Temporary reduction of the cash covenant			$ 20,000,000
IVS Bulk PteLtd [Member]
Statement1 [Line Items]
Proportion of the Group's ownership interest in the joint venture						33.50%
IVS Bulk PteLtd [Member] | Major business combination [member]
Statement1 [Line Items]
Ordinary and preferred equity interest				33.25%
Consideration of acquisition transferred				$ 44,100,000
Proportion of the Group's ownership interest in the joint venture				66.75%
Cash on hand and a facility agreement				$ 35,833,000
Facility fees				1,433,000
Net proceeds received				$ 34,400,000
Facility bears fixed interest				7.50%
IVS Bulk PteLtd [Member] | Major business combination [member] | Senior Secured Credit Facility Six [Member]
Statement1 [Line Items]
Secured term facility				$ 114,100,000
Borrowings, interest rate basis				LIBOR plus a margin of 3.10% per annum
Borrowings, adjustment to interest rate basis				3.10%
Ships [member] | Disposal of major subsidiary [member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment					$ 9,150,000
Ships [member] | Disposal of major subsidiary [member] | Forecast [Member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment	$ 15,300,000	$ 14,100,000